Significant Accounting Policies - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Equity method investments	¥ 0	¥ 0
Financial assets at fair value through profit or loss		¥ 0
Gain or Loss on cancellation of treasury shares	¥ 0
Top of Range [member] | Building and structures [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful lives	50 years
Top of Range [member] | Machinery and equipment [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful lives	20 years
Top of Range [member] | Tools, furniture and fixtures [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful lives	20 years
Top of Range [member] | Marketed Products [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives	10 years
Top of Range [member] | Software [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives	5 years
Bottom of Range [member] | Building and structures [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful lives	2 years
Bottom of Range [member] | Machinery and equipment [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful lives	2 years
Bottom of Range [member] | Tools, furniture and fixtures [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment estimated useful lives	2 years
Bottom of Range [member] | Marketed Products [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives	6 years
Bottom of Range [member] | Software [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives	3 years